Income and expenses - Income taxes - Deferred tax Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Belgian Patent Income Deduction in percentage	80.00%
Innovation Income Deduction	85.00%
Unused tax loss carry-forward, tax credits and other	€ 37,440	€ 25,285	€ 11,948
Unused tax loss carry-forward, tax credits and other (MAT NV)	25,172	15,592	4,581
Unused notional interest deduction - expiration date 2018	€ 0	€ 0	€ 315